Supplemental cash flow information	12 Months Ended
Sep. 30, 2024
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information [Text Block]

24. Supplemental cash flow information

The following table presents changes in non-cash working capital:

	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022

Trade and other receivables	$(267,606)	$(128,387)	$631,801
Inventories	9,225	(148,850)	49,446
Prepaid expenses and other	383,357	(440,242)	425,876
Deferred costs	(35,596)	-	-
Accounts payable and accrued liabilities	(257,257)	(1,666,486)	2,515,289
Contract liabilities	(399)	73,699	17,410
Warrant liabilities	(25,395)	-	-
Accrued royalties liability	(150,000)	-	-
	$(343,671)	$(2,310,266)	$3,639,822

The following is a summary of non-cash items that were excluded from the Statements of Cash Flows for the year ended September 30, 2024:

  4,670 shares issued for debt settlement of $97,615. The debt resulted in a tail obligation relating to services rendered by a third-party consultant;

  $44,868 non-cash share offering costs as part of the net proceeds settlement at the closing of the April 2024 US Public Offering (see Note 16(a));
  $61,213 non-cash share offering costs as part of the net proceeds settlement at the closing of the June 2024 US Public Offering (see Note 16(a));
  $28,631 non-cash share offering costs as part of the net proceeds settlement at the closing of the August 2024 US Registered Direct Offering (see Note 16(a)); and
  178,131 warrants exercised throughout Fiscal 2024 in connection with past financings (see Note 15).

The following is a summary of non-cash items that were excluded from the Statements of Cash Flows for the year ended September 30, 2023:

  $2,924,880 non-cash share offering costs and $453,102 accounts payables as part of the net proceeds settlement at the closing of the U.S. IPO and Canadian Offering;

  25,000 warrants exercised in connection with the GhostStepTM acquisition in June 2020; and

  $529,504 of shares issued for vested RSUs and PSUs.

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the year ended September 30, 2022:

  $83,319 fair value of 87 contingent shares settled via common shares (see Note 4(a));
  $19,000 debt settlement via common shares;
  $61,173 fair value of warrants exercised and transferred to share capital from warrants; and
  $125,000 for 25,000 warrants exercised in connection with the GhostStepTM acquisition in June 2020.